Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Income [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2013	$ 26,552				$ 26,552
Net income (loss)	(2,461)				$ (2,461)
Proceeds from issuance of common stock	37,399		$ 39	$ 37,360
Proceeds from issuance of common stock, shares			3,893,440
Employee Stock Ownership Plan allocation to participants	$ 136			$ 23		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Beginning Balance at Dec. 31, 2013	$ 26,552				$ 26,552
Issuance of common stock for Employee Stock Ownership Plan			$ 3	$ 3,383		$ (3,386)
Net income (loss)	(2,461)				(2,461)
Ending Balance at Dec. 31, 2014	61,626		$ 42	40,766	24,091	(3,273)
Ending Balance, Shares at Dec. 31, 2014			4,232,000
Proceeds from issuance of common stock, net of offering costs of $821	37,399		$ 39	37,360
Proceeds from issuance of common stock, shares			3,893,440
Employee Stock Ownership Plan allocation to participants	136			23		113
Ending Balance at Dec. 31, 2014	$ 61,626		$ 42	40,766	24,091	(3,273)
Ending Balance, Shares at Dec. 31, 2014			4,232,000
Issuance of common stock for Employee Stock Ownership Plan, shares	327,275		338,560
Net income (loss)	$ (504)				(504)
Preferred stock exchanged	5,700	$ 5,700
Preferred stock exchanged, shares		5,700
Beginning Balance at Dec. 31, 2014	61,626		$ 42	40,766	24,091	(3,273)
Beginning Balance, Shares at Dec. 31, 2014			4,232,000
Net income (loss)	(504)				(504)
Ending Balance at Jun. 30, 2015	66,831	$ 5,700	$ 42	40,766	23,587	(3,273)	$ 9
Ending Balance, Shares at Jun. 30, 2015		5,700	4,232,000
Preferred stock exchanged	5,700	$ 5,700
Preferred stock exchanged, shares		5,700
Net change in unrealized loss on Securities available for sale, net of taxes	9						9
Ending Balance at Jun. 30, 2015	66,831	$ 5,700	$ 42	40,766	23,587	(3,273)	$ 9
Ending Balance, Shares at Jun. 30, 2015		5,700	4,232,000
Beginning Balance at Dec. 31, 2014	61,626		$ 42	40,766	24,091	(3,273)
Beginning Balance, Shares at Dec. 31, 2014			4,232,000
Net income (loss)	(2,231)				$ (2,231)
Proceeds from issuance of common stock	11,359		$ 9	11,350
Issuance of common stock under share-based awards plan, net	591		$ 2	589
Preferred stock exchanged	5,700	$ 5,700
Proceeds from issuance of common stock, shares			875,000
Issuance of common stock under share-based awards plan, net, Shares			152,321
Preferred stock exchanged, shares		5,700
Employee Stock Ownership Plan allocation to participants	$ 171			$ 58		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Beginning Balance at Dec. 31, 2014	$ 61,626		$ 42	$ 40,766	$ 24,091	$ (3,273)
Beginning Balance, Shares at Dec. 31, 2014			4,232,000
Net income (loss)	(2,231)				(2,231)
Ending Balance at Dec. 31, 2015	71,394		$ 53	52,763	21,846	(3,160)	$ (108)
Dividends paid on preferred stock	(14)				(14)
Ending Balance, Shares at Dec. 31, 2015			5,259,321
Preferred stock exchanged	5,700	$ 5,700
Preferred stock exchanged, shares		5,700
Preferred stock redeemed	(5,700)	$ (5,700)
Preferred stock redeemed, Shares		(5,700)
Proceeds from issuance of common stock, net of offering costs of $821	11,359		$ 9	11,350
Proceeds from issuance of common stock, shares			875,000
Issuance of common stock under share-based awards plan, net	591		$ 2	589
Issuance of common stock under share-based awards plan, net, Shares			152,321
Employee Stock Ownership Plan allocation to participants	171			58		113
Net change in unrealized loss on Securities available for sale, net of taxes	(108)						(108)
Ending Balance at Dec. 31, 2015	$ 71,394		$ 53	52,763	21,846	(3,160)	(108)
Ending Balance, Shares at Dec. 31, 2015			5,259,321
Issuance of common stock for Employee Stock Ownership Plan, shares	315,989
Net income (loss)	$ 227				227
Issuance of common stock under share-based awards plan, net	1,829
Issuance of common stock under share-based awards plan, net, Shares			1,829
Stock based compensation	425			425
Beginning Balance at Dec. 31, 2015	71,394		$ 53	52,763	21,846	(3,160)	(108)
Beginning Balance, Shares at Dec. 31, 2015			5,259,321
Net income (loss)	227				227
Ending Balance at Jun. 30, 2016	72,242		$ 53	53,188	22,073	(3,160)	88
Ending Balance, Shares at Jun. 30, 2016			5,261,150
Issuance of common stock under share-based awards plan, net	1,829
Issuance of common stock under share-based awards plan, net, Shares			1,829
Net change in unrealized loss on Securities available for sale, net of taxes	196						196
Ending Balance at Jun. 30, 2016	$ 72,242		$ 53	$ 53,188	$ 22,073	$ (3,160)	$ 88
Ending Balance, Shares at Jun. 30, 2016			5,261,150
Issuance of common stock for Employee Stock Ownership Plan, shares	315,989